Document and Entity Information	6 Months Ended
Feb. 28, 2018
Document and Entity Information:
Entity Registrant Name	AIRBORNE WIRELESS NETWORK
Entity Central Index Key	0001537258
Trading Symbol	abwn
Current Fiscal Year End Date	--08-31
Entity Filer Category	Accelerated Filer
Document Type	S-1/A
Document Period End Date	Feb. 28, 2018
Amendment Flag	true
Amendment Description
Amendment No. 10

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.